Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Intangible Assets [Line Items]
Intangible assets subtotal	$ 1,325,547	$ 1,370,711
Less: accumulated amortization	349,925	326,649
Intangible assets, net	975,622	1,044,062
Land Use Rights [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets subtotal	983,839	1,017,360
Digital Factory Operation Management System [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets subtotal	166,180	171,842
Patent [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets subtotal	138,549	143,270
Mask Customization System [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets subtotal	$ 36,979	$ 38,239